CONVERTIBLE NOTE RECEIVABLE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
CONVERTIBLE NOTE RECEIVABLE
NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”). The Convertible Note Receivable accrued interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable. The Company determined that the fair value of the Convertible Note was $0 at December 31, 2023. The loss of $272,000, including $22,000 of accrued interest income, was recorded in interest expense on the Company’s condensed consolidated statements of operations for the year ended December 31, 2023.

NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”). The Convertible Note Receivable accrued interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable. The Company determined that the fair value of the Convertible Note was $0 at December 31, 2023. The loss of $272,000, including $22,000 of accrued interest income, was recorded in general and administrative expenses on the Company’s consolidated statements of operations.